RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of business, the Company conducts business with Santander and its subsidiaries. Santander policy requires that these transactions occur at prevailing market rates and terms, and, where applicable, these transactions are compliant with United States banking regulations. All extensions of credit by (and certain credit exposures of) the Bank to other Santander affiliates are legally required to be secured by eligible collateral. The following disclosures below are the more significant related party transactions entered into during the periods presented:

On September 24, 2025, the Company acquired Investment Holdings 1857, S.L.'s interest in a U.K. Limited Partnership which is consolidated and presented within its Consolidated Financial Statements. The Company issued debt to Santander in support of this transaction disclosed in Note 10 to these Consolidated Financial Statements.

Mezzanine and Stockholder's Equity

Refer to Note 12 of these Consolidated Financial Statements for activities related to the Company's common and preferred stock wholly owned by Santander. The Company did not receive any capital contributions from Santander in 2025, 2024, or 2023.

During the year ended December 31, 2025, the Company declared and paid dividends to its preferred shareholder, Santander, in the amount of $176.7 million and declared additional dividends of $44.2 million that were paid in the fourth quarter of 2025.

Letters of Credit and other Credit Facilities

In the normal course of business, SBNA provides letters of credit and standby letters of credit to affiliates. During the years ended December 31, 2025 and 2024, the average unfunded balance outstanding under these commitments was $233.9 million and $175.8 million, respectively. BSI also provides standby letters of credit to affiliates. As of December 31, 2025 and 2024, the outstanding balance under these commitments was $469.2 million and $393.4 million, respectively. Santander's New York branch also provides standby letters of credit to the Bank. As of December 31, 2025, and 2024, no amounts have been drawn under these standby letters of credit.

Santander provides a liquidity line to SHUSA for the purpose of supporting additional liquidity for SHUSA's and its subsidiaries' CIB business activities. At December 31, 2025, SHUSA had $4.0 billion in uncommitted available liquidity, of which it had drawn zero.

Debt and Other Securities

The Company and its subsidiaries have various debt agreements with affiliates, including Santander. For a listing of these debt agreements, see Note 10 to these Consolidated Financial Statements.

Derivatives

As of December 31, 2025 and 2024, the Company has entered into derivative agreements with Santander, which consist primarily of swap agreements to hedge interest rate risk and foreign currency exposure with notional values of $43.7 billion and $47.4 billion, respectively.
NOTE 21. RELATED PARTY TRANSACTIONS (continued)

Loans to Officers and Directors

In the ordinary course of business, we may provide loans to our executive officers and directors, also known as Regulations O insiders. Pursuant to our policy, such loans are generally issued on the same terms as those prevailing at the time for comparable loans to unrelated persons and do not involve more than the normal risk of collectability. As permitted by Regulation O, certain mortgage loans to directors and executive officers of the Company are priced at up to a 0.25% discount to market as part of a widely-available employee benefit program but contain no other terms than terms available in comparable transactions with non-employees. The 0.25% discount is discontinued when an employee terminates his or her employment with the Company. The outstanding balance of these loans as of December 31, 2025 and 2024 was $1.3 million and $0.3 million, respectively.

Deposit and checking accounts

At December 31, 2025, affiliates of Santander that are not consolidated by SHUSA had deposits with SBNA of $347.0 million and $256.9 million as of December 31, 2025 and December 31, 2024, respectively.

SHUSA and SBNA Service Agreements

The Company and its affiliates entered into or were subject to various service agreements with Santander and its affiliates. The following agreements do not eliminate in consolidation:
•NW Services Co., a Santander affiliate doing business as Aquanima, is under contract with the Company to provide procurement services, with fees paid in the amount of $10.3 million in 2025, $12.3 million in 2024 and $11.9 million in 2023. The fees related to this agreement are recorded in Technology, outside service, and marketing expense in the Consolidated Statements of Operations. There were no material payables in connection with this agreement in 2025 or 2024.
•Santander Global Technology and Operations S.L. and Santander Global Technologies Mexico are under contract with the Company to provide professional services, IT development, support, and administration, with fees for these services paid in the amount of $82.7 million in 2025, $121.9 million in 2024 and $139.3 million in 2023. There were no material payables in connection with this agreement in 2025 or 2024.
•Santander Back-Offices Globales Mayoristas S.A., a Santander affiliate, is under contract with the Company to provide administrative services and back-office support for SBNA’s derivative, foreign exchange and hedging transactions and programs. Fees were paid to Santander Back-Offices Globales Mayoristas S.A. with respect to this agreement in the amounts of $1.2 million in 2025, $4.0 million in 2024 and $8.4 million in 2023. There were no material payables in connection with this agreement in 2025 or 2024. The fees related to this agreement are recorded in Technology, outside service, and marketing expense in the Consolidated Statements of Operations.
•During the years ended December 31, 2025, 2024 and 2023, the Company paid $23.0 thousand, $0.2 million, $1.0 million to Santander for the development and implementation of global projects as part of internal expense allocation. There were no material payables in connection with this agreement in 2025 or 2024.
•Open Digital Services, SL, a Santander affiliate, is under contract with the Company to provide development support and services in connection with the Company's Openbank platform. During the years ended December 31, 2025, 2024 and 2023, the Company paid $19.9 million, $43.0 million and $20.7 million, respectively, in connection with this agreement. There were no material payables at December 31, 2025 and 2024 in connection with this agreement in 2025 or 2024.
•SBNA and SanCap entered into an agreement with Santander's New York branch under which the three entities have been operating under a 'one CIB' model in the U.S. where certain risk management, project management and reporting functions are performed in centralized teams for the benefit of CIB. Further, CIB leverages cross-function reporting, resulting in certain employees providing services outside their legal entity of employment. The transactions between SBNA and SanCap eliminate in consolidation. The transactions involving Santander's New York branch do not eliminate and for the years ended December 31, 2025, 2024, and 2023, SBNA paid total fees net of fees received, of $26.7 million, $24.4 million and $15.0 million, which the Company recognized within Miscellaneous income, net in the Consolidated Statements of Operations. At December 31, 2025 and 2024, the Company had a net receivable from Santander's New York branch of $16.1 million and $13.3 million in connection with this agreement.
•In 2025, SanCap received service fees, net of $90.0 million in connection with services provided to Santander's New York branch in connection with its U.S. banking business. At December 31, 2025, SanCap had receivables in connection with these services of $19.8 million.
NOTE 21. RELATED PARTY TRANSACTIONS (continued)

•In the fourth quarter of 2022, the Company entered into an office rental agreement for shared space at 437 Madison Avenue, New York, New York for which the Company recorded straight-line rent expense of $15.7 million for the year ended December 31, 2025. A majority of this amount is eliminated within consolidated entities. Approximately $6.6 million for the year ended December 31, 2025 was assigned to Santander for space utilized by Santander's New York branch employees and receivable at December 31, 2025. There were no material receivable amounts related to this agreement at December 31, 2025.

U.S. Auto related-party transactions

During the year ended December 31, 2025, the Company had a committed revolving credit agreement with Santander's New York branch with a commitment amount of $2.0 billion. The amounts of interest expense, including unused fees, related to this agreement was negligible to the overall results of the Company and Santander.

On March 2, 2022, the Company purchased an equity investment in AutoFi, a privately held corporation that provides technology solutions to the auto industry, including services to online auto marketplaces, auto dealers, and auto lenders, including SC. The investment consisted of $22.9 million of common stock purchased from existing shareholders and $41.1 million of preferred shares of a new series issuance, for a $64.0 million total, resulting in the Company holding approximately 9.4% of the total equity shares of AutoFi. The Company did not obtain voting rights for its shares; however, it was granted one seat on AutoFi’s Board of Directors (now consisting of 6 voting members including SHUSA). During the years ended December 31, 2025, 2024 and 2023, the Company recorded approximately $5.0 million, $10.0 million and $6.0 million in impairments on this investment.

Repurchase Agreements and Securities Trading

During the year ended December 31, 2025, SanCap entered into intercompany repurchase agreements and securities trading with Santander and its affiliates. The gross principal amount outstanding on repurchase and reverse repurchase agreements, which do not eliminate in consolidation, was $1.2 billion and $21.5 million, respectively, at December 31, 2025. During the year ended December 31, 2025, the amount of income/expense related to these accounts was negligible to the overall results of the Company and Santander.

Employee Services Agreements

The Company has agreements with and between its consolidated entities under which certain employees provide services, including HR, IT, legal, compliance, accounting, and other services across entities. Intercompany revenues and expenses for these services eliminate in consolidation. In addition to those noted above, other subsidiaries of the Company have entered into or were subject to various agreements with Santander or its affiliates. Those agreements include the following:

•BSI enters into transactions with affiliated entities in the ordinary course of business. During the year ended December 31, 2025 and 2024, BSI had loan participations outstanding with recourse to Santander of $45.0 million and $210.0 million, respectively. As of December 31, 2025, BSI had deposits with unconsolidated affiliates of $2.4 million. BSI had short-term borrowings with unconsolidated affiliates of $692.3 million at December 31, 2025, compared to $752.3 million as of December 31, 2024. BSI had deposits from unconsolidated affiliates of $13.2 million and $18.8 million as of December 31, 2025 and 2024, respectively. BSI also leases space from affiliated entities that eliminate in consolidation.
•SanCap enters into transactions with affiliated entities in the ordinary course of business. SanCap executes, clears certain of its securities transactions through various affiliates in Latin America and Europe, participates in underwriting activities for affiliates, earns revenue from investment and other services performed for affiliates, and also pays for management, administrative support, system, and risk management services provided by affiliates. These transactions eliminate in consolidation.
•SanCap pays for the cost of personnel, management, administrative support, risk management, and other services provided by affiliates. These transactions eliminate in consolidation. The amount paid eliminates in consolidation. During the year, SanCap entered into short-term intercompany securities financing activities with the Bank, the effects of which also eliminated in consolidation.
•SSLLC maintains a contract with the Bank to provide integrated services and conduct broker-dealer activities and insurance services. SSLLC collects amounts due from customers on behalf of the Bank and remits the amounts net of fees. Fees recognized related to this agreement eliminate in consolidation.